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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                            Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                       Pioneer Tax Free Money Market Fund

                       SCHEDULE OF INVESTMENTS 03/31/2008

            Float  S&P/Moody's
 Shares      Rate    Ratings                                                                                      Value
---------------------------------------------------------------------------------------------------------------------------
                                MUNICIPAL BONDS - 82.5 %
                                Government - 14.6 %
 4,920,000   2.20     NR / NR   District of Columbia, Floating Rate Note, 6/1/2030                          $    4,920,000
 1,990,000   2.08    AAA / AA1  Guilford County North Carolina, Floating Rate Note, 4/1/23                       1,990,000
 1,150,000           NA / MIG1  Maine State, 3.25%, 6/10/08                                                      1,151,459
 3,275,000   2.07     AA / Aa2  Massachusetts State Cons LN, Floating Rate Note, 2/1/28                          3,275,000
 1,000,000            AA / AA1  Texas State Public Financial Authority, 5.0%, 10/1/08                            1,011,548
 6,000,000          SP1+ / MIG1 Texas State Tax & Revenue Anticipation Note, 4.5%, 8/28/08                       6,019,076
 2,900,000   2.07   A-1+ / VMI1 Wake County North Carolina, Floating Rate Note, 4/1/21                           2,900,000
 1,000,000           AAA / AAA  Washington State Var Purp Gen, 5.0%, 1/1/09                                      1,015,165
 1,500,000           AA- / MIG1 Wisconsin State Municipal, 4.5%, 6/18/08                                         1,502,331
                                                                                                            --------------
                                                                                                            $   23,784,579
                                                                                                            --------------
                                Municipal  Development - 8.3 %
 2,000,000   3.25    AAA / Aaa  Albemarle County Virginia Industrial Development Authority,
                                   Floating Rate Note, 8/1/37                                               $    2,000,000
 1,310,000   1.15     NR / NR   Athens-Clarke County Georgia, Floating Rate Note, 8/1/33                         1,310,000
 2,200,000   2.09     NR / Aa2  Hillsborough County Florida, Floating Rate Note, 11/1/2021                       2,200,000
 2,580,000   2.10    AAA / AAA  Mississippi Business Finance Corp., Miss Gulf Opportunity Zone                   2,580,000
    20,000   2.35     NR / NR   Montgomery County Maryland Industrial Development, Floating
                                  Rate Note, 4/1/14                            20,000
 3,000,000   2.15    AA- / Aa1  Pima County Arizona Industrial Development Authority, Floating
                                  Rate Note, 12/1/22                     3,000,000
   975,000   1.25    AA+ / Aa1  Valdez Alaska Marine Revenue, Floating Rate Note, 6/1/37                           975,000
   900,000   1.25    AA+ / Aa1  Valdez Alaska Marine Term, Floating Rate Note, 7/1/37                              900,000
   500,000   1.25    AA+ / Aa1  Valdez Alaska Marine Term, Floating Rate Note, 7/1/37                              500,000
                                                                                                            --------------
                                                                                                            $   13,485,000
                                                                                                            --------------
                                Municipal  Education - 2.3 %
   400,000   1.25     AA / NR   Broward County Florida, Floating Rate Note, 4/1/24                          $      400,000
   300,000   2.08     NR / NR   Guilford County North Carolina, Floating Rate Note, 4/1/27                         300,000
 3,000,000   2.20     AA- / NA  Illinois Financial Authority Revenue, Floating Rate Note, 9/1/41                 3,000,000
                                                                                                            --------------
                                                                                                            $    3,700,000
                                                                                                            --------------
                                Municipal  Facilities - 2.8 %
   685,000   1.15     NR / Aa1  Clarksville Tennessee Public, Floating Rate Note, 1/1/33                    $      685,000
   955,000   1.15     NR / Aa1  Clarksville Tennessee Public, Floating Rate Note, 7/1/31                           955,000
   700,000   2.25     NR / Aa1  Holland Creek Metropolitan District Colorado, Floating Rate Note, 6/1/41           700,000
 2,230,000   2.25     AA- / NR  Richland Washington Golf Enterprise Revenue, Floating Rate Note, 12/1/21         2,230,000
                                                                                                            --------------
                                                                                                            $    4,570,000
                                                                                                            --------------
                                Municipal  General - 7.3 %
 1,000,000   2.26     AA / NR   Commerce City Colorado Northern, Floating Rate Note, 12/1/28                $    1,000,000
   800,000   2.26     AA- / NR  Commerce City Colorado Northern, Floating Rate Note, 12/1/31                       800,000
 3,280,000   2.09     NR / Aa2  District of Columbia, Floating Rate Note, 6/1/2025                               3,280,000
 2,715,000   2.10     AA / NR   Kent County Delaware Student, Floating Rate Note, 7/1/36                         2,715,000
 1,500,000   2.26     AA- / NR  NBC Metropolitan District Colorado, Floating Rate Note, 12/1/30                  1,500,000
 2,500,000           AAA / AAA  Washington DC Convention CTR, 5.25%, 10/1/15                                     2,552,747
                                                                                                            --------------
                                                                                                            $   11,847,747
                                                                                                            --------------
                                Municipal  Higher Education - 5.0 %
 2,000,000   1.40     AA / Aa3  Connecticut State Health & Education, Floating Rate Note, 7/1/38            $    2,000,000
 3,800,000   2.35     NR / A1   New Hampshire Health & Education, Floating Rate Note, 7/1/35                     3,800,000
   800,000   1.45    AA+ / Aa2  University of  Michigan, Floating Rate Note, 12/1/37                               800,000
 1,000,000   1.95    AAA / Aaa  University of Texas, Floating Rate Note, 8/1/33                                  1,000,000
   500,000   1.44    AA+ / Aa1  Virginia College Building Authority, Floating Rate Note, 2/1/26                    500,000
                                                                                                            --------------
                                                                                                            $    8,100,000
                                                                                                            --------------
                                Municipal  Housing - 1.2 %
 2,000,000           AAA / AAA  Alaska State Housing Finance Corp., 5.0%, 7/1/08                            $    2,006,289
                                                                                                            --------------

                                Municipal  Medical - 14.2 %
 1,900,000            AA / AA3  Alaska Industrial & Development, 5.0%, 10/1/08                              $    1,918,568
   200,000   1.15     AA / AA3  Charlotte-Mecklenburg Hospital Authority, Floating Rate Note, 1/15/26              200,000
 3,350,000   2.10    AAA / Aaa  Charlotte-Mecklenburg Hospital Authority, Floating Rate Note, 1/15/42            3,350,000
 1,300,000   2.05    AAA / Aaa  Clark County Virginia Industry, Floating Rate Note, 1/1/30                       1,300,000
 1,100,000   2.00     NR / NR   Daphne-Villa Mercy Alabama Special Care Facilities Financing
                                  Authority Revenue, Floating Rate Note, 12/1/30                                 1,100,000
 5,790,000   2.00    AA- / Aa2  Elmhurst Illinois, Floating Rate Note, 7/1/18                                    5,790,000
 1,500,000   2.09     Aa / AAA  Maryland Health Department, Floating Rate Note, 7/1/28                           1,500,000
 2,000,000   1.63     AA / Aa3  North Carolina Medical Care Community, Floating Rate Note, 6/1/15                2,000,000
 3,300,000   2.00    AA- / Aa2  North Central Texas Health Facility, Floating Rate Note, 8/15/13                 3,300,000
 1,200,000   2.13     NR / Aaa  Nueces County Texas Health Facilities Development Corp., Revenue,
                                  Floating Rate Note, 7/1/15                                                     1,200,000
 1,520,000           AA- / AA3  University North Carolina Hospital Chapel Hill, 5.0%, 2/1/09                     1,549,437
                                                                                                            --------------
                                                                                                            $   23,208,005
                                                                                                            --------------
                                Municipal  Multi-Family Housing - 5.1 %
 3,800,000   2.08     AAA / NR  Cobb County Georgia Housing Multi-Family, Floating Rate Note, 6/1/2025      $    3,800,000
 4,530,000   2.10     NR / NR   Phoenix Arizona Industrial Development Multi-Family, Floating
                                  Rate Note, 10/1/29                                                             4,530,000
                                                                                                            --------------
                                                                                                            $    8,330,000
                                                                                                            --------------
                                Municipal  Pollution - 5.5 %
 3,000,000   2.00     A+ / Aa1  Apache County Arizona Industrial Development Authority, Floating
                                   Rate Note, 12/15/18                                                      $    3,000,000
 1,000,000   1.25    AAA / Aaa  Escambia County Florida Pollution, Floating Rate Note,  7/1/22                   1,000,000
 2,900,000   1.25    AA+ / Aa1  Hammond Indiana Pollution Center, Floating Rate Note, 2/1/22                     2,900,000
 1,200,000   1.25    AA+ / Aa1  Hurley New Mexico Pollution, Floating Rate Note, 12/1/15                         1,200,000
   880,000   2.20      A / A1   Sabine River Industrial Development Authority Texas, Floating
                                  Rate Note, 8/15/14                                                               880,000
                                                                                                            --------------
                                                                                                            $    8,980,000
                                                                                                            --------------
                                Municipal  School District - 2.8 %
 1,700,000   1.25    AAA / Aaa  Chicago Board of Education, Floating Rate Note, 3/1/31                      $    1,700,000
 2,900,000   2.80    AAA / Aaa  Chicago Board of Education, Floating Rate Note, 3/1/32                           2,900,000
                                                                                                            --------------
                                                                                                            $    4,600,000
                                                                                                            --------------
                                Municipal Transportation - 0.6 %
   900,000   1.25    AA+ / Aa1  Valdez Alaska Marine Term, Floating Rate Note, 7/1/37                       $      900,000
                                                                                                            --------------
                                Municipal Utilities - 10.3 %
 7,085,000   2.20    AAA / Aaa  Austin Texas Utilities System Revenue, Floating Rate Note, 5/15/24          $    7,085,000
 1,290,000           AAA / AAA  Orange County Sales Tax Revenue, 5.0%, 10/1/08                                   1,299,423
 2,600,000           AA- / AA3  Portland Oregon Sewer, 5.0%, 6/1/08                                              2,612,263
 5,800,000   1.18     NR / Aa2  Southeast, Alabama Gas District, Floating Rate Note, 8/1/27                      5,800,000
                                                                                                            --------------
                                                                                                            $   16,796,686
                                                                                                            --------------
                                Municipal Water - 2.5 %
   450,000   1.45     NA / Aa2  Las Vegas Nevada Water, Floating Rate Note, 6/1/36                          $      450,000
   700,000   1.47    AA+ / Aaa  Massachusetts State Water Reservoir Authority, Floating
                                  Rate Note, 8/1/20                                                                700,000
 2,925,000           AA+ / AA1  State of Wisconsin, 5.0%, 6/1/08                                                 2,939,448
                                                                                                            --------------
                                                                                                            $    4,089,448
                                                                                                            --------------
                                TOTAL MUNICIPAL BONDS
                                (Cost  $134,397,754)                                                        $  134,397,754
                                                                                                            --------------
                                TEMPORARY CASH INVESTMENTS - 13.8 %
                                Commercial Paper - 13.8 %
 7,000,000            NA / NA   Jacksonville Pollution Control, 1.83%, 7/3/08                               $    7,000,000
 2,000,000            NA / NA   Jacksonville Pollution Control, 2.8%, 4/4/08                                     2,000,000
 1,000,000            NA / NA   Oklahoma County Water Utilities, 2.25%, 6/2/08                                   1,000,000
 1,000,000            NA / NA   University of Texas, 2.58%, 6/6/08                                               1,000,000
 2,500,000            NA / NA   University of Texas, 2.7%, 6/6/08                                                2,500,000
 4,000,000            NA / NA   University of Texas, 3.38%, 4/11/08                                              4,000,000
 5,000,000            NA / NA   Vanderbilt University, 1.95%, 6/6/08                                             5,000,000
                                                                                                            --------------
                                                                                                            $   22,500,000
                                                                                                            --------------
                                Total Commercial Paper
                                (Cost  $22,500,000)                                                         $   22,500,000
                                                                                                            --------------

                                MUTUAL FUND - 0.0 %
       729                      Blackrock Liquidity Funds Municipal Fund Portfolio                          $          729
                                                                                                            --------------
                                TOTAL MUTUAL FUND
                                (Cost  $729)                                                                $          729
                                                                                                            --------------
                                TOTAL TEMPORARY CASH INVESTMENTS
                                (Cost  $22,500,729)                                                         $   22,500,729
                                                                                                            --------------
                                TOTAL INVESTMENT IN SECURITIES - 96.3%
                                (Cost  $156,898,482) (a)                                                    $  156,898,483
                                                                                                            --------------
                                OTHER ASSETS AND LIABILITIES - 3.7%                                         $    5,963,069
                                                                                                            --------------
                                TOTAL NET ASSETS - 100.0%                                                   $  162,861,552
                                                                                                            --------------


                            (a) At March 31, 2008 cost for federal income tax purpose was $ 156,898,482.      156,898,482
                            (b) The rate shown is the rate at period end.
                            NR  Not Rated by either S&P or Moody's.

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3. Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:


--------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                               Investments in    Other Financial
                                                                                                  Securities     Instruments*
--------------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                          156,898,483
--------------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                                              -
--------------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                                  -
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                            156,898,483                   -
--------------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.

                       Pioneer Small & Mid Cap Growth Fund
                         Schedule of Investments 3/31/08

 Shares                                                                                                         Value
 ------                                                                                                         -----

             Common Stocks - 99.0 %
             Energy - 10.3 %
             Oil & Gas Equipment & Services - 4.5 %
 18,400      Cameron International Corp. *                                                            $           766,176
 17,200      FMC Technologies, Inc. *                                                                             978,508
 39,200      TETRA Technologies, Inc. *                                                                           620,928
                                                                                                      -------------------
                                                                                                      $         2,365,612
                                                                                                      -------------------
             Oil & Gas Exploration & Production - 5.8 %
 21,200      Forest Oil Corp. *                                                                       $         1,037,952
  7,200      Newfield Exploration Co. *                                                                           380,520
 14,400      Pioneer Natural Resources Co.                                                                        707,328
 14,000      Whiting Petroleum Corp. *                                                                            905,100
                                                                                                      -------------------
                                                                                                      $         3,030,900
                                                                                                      -------------------
             Total Energy                                                                             $         5,396,512
                                                                                                      -------------------
             Materials - 4.2 %
             Specialty Chemicals - 4.2 %
 37,000      Sigma-Aldrich Corp.                                                                      $         2,207,050
                                                                                                      -------------------
             Total Materials                                                                          $         2,207,050
                                                                                                      -------------------
             Capital Goods - 10.6 %
             Electrical Component & Equipment - 3.8 %
 45,000      AMETEK, Inc.                                                                             $         1,975,950
                                                                                                      -------------------
             Industrial Machinery - 6.8 %
 62,000      Gardner Denver, Inc. *                                                                   $         2,300,200
 25,000      ITT Corp.                                                                                          1,295,250
                                                                                                      -------------------
                                                                                                      $         3,595,450
                                                                                                      -------------------
             Total Capital Goods                                                                      $         5,571,400
                                                                                                      -------------------
             Commercial Services & Supplies - 0.5 %
             Diversified Commerc Services - 0.5 %
  6,000      ChoicePoint, Inc. *                                                                      $           285,600
                                                                                                      -------------------
             Total Commercial Services & Supplies                                                     $           285,600
                                                                                                      -------------------
             Transportation - 3.8 %
             Air Freight & Couriers - 3.8 %
 44,000      Expeditors International of Washington, Inc.                                             $         1,987,920
                                                                                                      -------------------
             Total Transportation                                                                     $         1,987,920
                                                                                                      -------------------
             Consumer Durables & Apparel - 1.8 %
             Apparel, Accessories & Luxury Goods - 1.8 %
 32,000      Coach, Inc. *                                                                            $           964,800
                                                                                                      -------------------
             Total Consumer Durables & Apparel                                                        $           964,800
                                                                                                      -------------------
             Consumer Services - 3.1 %
             Education Services - 3.1 %
 39,000      DeVry, Inc.                                                                              $         1,631,760
                                                                                                      -------------------
             Total Consumer Services                                                                  $         1,631,760
                                                                                                      -------------------
             Media - 3.9 %
             Advertising - 3.9 %

 34,000      WPP Group Plc                                                                            $         2,027,760
                                                                                                      -------------------
             Total Media                                                                              $         2,027,760
                                                                                                      -------------------
             Retailing - 5.1 %
             Automotive Retail - 3.8 %
 71,000      O'Reilly Automotive, Inc. *                                                              $         2,024,920
                                                                                                      -------------------
             Specialty Stores - 1.3 %
 32,500      PetSmart, Inc.                                                                           $           664,300
                                                                                                      -------------------
             Total Retailing                                                                          $         2,689,220
                                                                                                      -------------------
             Household & Personal Products - 2.8 %
             Household Products - 2.8 %
 26,000      Clorox Co.                                                                               $         1,472,640
                                                                                                      -------------------
             Total Household & Personal Products                                                      $         1,472,640
                                                                                                      -------------------
             Health Care Equipment & Services - 14.9 %
             Health Care Equipment - 7.7 %
 24,000      C. R. Bard, Inc.                                                                         $         2,313,600
 22,000      ResMed, Inc. *                                                                                       927,960
 12,200      Stryker Corp.                                                                                        793,610
                                                                                                      -------------------
                                                                                                      $         4,035,170
                                                                                                      -------------------
             Health Care Services - 3.6 %
 24,000      Express Scripts, Inc. *                                                                  $         1,543,680
  8,000      Medco Health Solutions, Inc. *                                                                       350,320
                                                                                                      -------------------
                                                                                                      $         1,894,000
                                                                                                      -------------------
             Health Care Supplies - 3.6 %
 49,000      Dentsply International, Inc.                                                             $         1,891,400
                                                                                                      -------------------
             Total Health Care Equipment & Services                                                   $         7,820,570
                                                                                                      -------------------
             Pharmaceuticals & Biotechnology - 3.0 %
             Life Sciences Tools & Services - 3.0 %
 23,500      Techne Corp. *                                                                           $         1,582,960
                                                                                                      -------------------
             Total Pharmaceuticals & Biotechnology                                                    $         1,582,960
                                                                                                      -------------------
             Diversified Financials - 8.6 %
             Asset Management & Custody Banks - 8.6 %
 54,500      Federated Investors, Inc. *                                                              $         2,134,220
 47,500      T. Rowe Price Associates, Inc.                                                                     2,375,000
                                                                                                      -------------------
                                                                                                      $         4,509,220
                                                                                                      -------------------
             Total Diversified Financials                                                             $         4,509,220
                                                                                                      -------------------
             Software & Services - 13.4 %
             Application Software - 5.2 %
 23,000      Adobe Systems, Inc. *                                                                    $           818,570
111,500      Informatica Corp. *                                                                                1,902,190
                                                                                                      -------------------
                                                                                                      $         2,720,760
                                                                                                      -------------------
             Data Processing & Outsourced Services - 3.8 %
 12,000      DST Systems, Inc. *                                                                      $           788,880
 25,000      Fiserv, Inc. *                                                                                     1,202,250
                                                                                                      -------------------
                                                                                                      $         1,991,130
                                                                                                      -------------------
             Systems Software - 4.4 %
 69,000      Micros Systems, Inc. *                                                                   $         2,322,540
                                                                                                      -------------------
             Total Software & Services                                                                $         7,034,430
                                                                                                      -------------------
             Technology Hardware & Equipment - 6.5 %
             Electronic Equipment & Instruments - 6.5 %

  Shares                                                                                                         Value
  ------                                                                                                         -----

 18,000      Mettler-Toledo International, Inc. *                                                     $         1,748,160
 59,000      Trimble Navigation, Ltd. *                                                                         1,686,810
                                                                                                      -------------------
                                                                                                      $         3,434,970
                                                                                                      -------------------
             Total Technology Hardware & Equipment                                                    $         3,434,970
                                                                                                      -------------------
             Semiconductors - 6.5 %
 39,000      Linear Technology Corp.                                                                  $         1,196,910
 67,000      Microchip Technology                                                                               2,192,910
                                                                                                      -------------------
                                                                                                      $         3,389,820
                                                                                                      -------------------
             Total Semiconductors                                                                     $         3,389,820
                                                                                                      -------------------
             TOTAL COMMON STOCKS
             (Cost  $35,755,659)                                                                      $        52,006,632
                                                                                                      -------------------

Principal
 Amount

             TEMPORARY CASH INVESTMENT - 0.9 %
             Repurchase Agreement - 0.9 %

465,000      Barclays Plc, 2.75%, dated 3/31/08, repurchase price of
             $465,000 plus accrued interest on 4/1/08 collateralized by the following:

             $171,076 Federal National Mortgage Association, 5.5 - 6.5%, 2/1/23 - 1/1/48
             $347,664 Federal National Mortgage Association (ARM), 4.44 - 7.029 %, 1/1/34 - 9/1/37
             $57,605 Federal Home Loan Mortgage Corp., 4.182 - 4.728%, 12/1/34 - 6/1/35
             $38,770 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37                                   $           465,000
                                                                                                      -------------------

             TOTAL TEMPORARY CASH INVESTMENT
             (Cost  $465,000)                                                                         $           465,000
                                                                                                      -------------------

             TOTAL INVESTMENT IN SECURITIES - 99.0%
             (Cost  $36,220,659)                                                                      $        52,471,632
                                                                                                      -------------------

             OTHER ASSETS AND LIABILITIES - 1.0%                                                      $            80,435
                                                                                                      -------------------

             TOTAL NET ASSETS - 100.0%                                                                $        52,552,067
                                                                                                      -------------------

(A.D.R.)     American Depositary Receipt

      *      Non-income producing security

     (a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $36,220,659 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                                                $        18,027,458

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                                                         (1,776,485)
                                                                                                      -------------------

             Net unrealized gain                                                                      $        16,250,973
                                                                                                      -------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                Investments in       Other Financial
                                                                                  Securities           Instruments*
----------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                             52,006,632
----------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                          465,000
----------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                    -
----------------------------------------------------------------------------------------------------------------------
Total                                                                               52,471,632                -
----------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.
                        Pioneer Growth Opportunities Fund
                         Schedule of Investments 3/31/08

Shares                                                                                                         Value
------                                                                                                         -----

                COMMON STOCKS - 93.9 %
                Energy - 7.3 %
                Oil & Gas Drilling - 0.8 %
   108,500      Patterson Energy, Inc.                                                                  $       2,840,530
                                                                                                       -------------------
                Oil & Gas Equipment & Services - 2.2 %
   142,400      Global Industries, Ltd. *                                                               $       2,291,216
    61,500      Superior Energy Services, Inc. *                                                                2,436,630
    69,400      Trico Marine Services, Inc. *                                                                   2,704,518
                                                                                                       -------------------
                                                                                                        $       7,432,364
                                                                                                       -------------------
                Oil & Gas Exploration & Production - 2.9 %
    57,200      ATP Oil & Gas Corp. *                                                                   $       1,871,584
    64,800      Berry Petroleum Co. *                                                                           3,012,552
    38,100      Plains Exploration and Product *                                                                2,024,634
    73,200      St. Mary Land & Exploration Co. *                                                               2,818,200
                                                                                                       -------------------
                                                                                                        $       9,726,970
                                                                                                       -------------------
                Oil & Gas Refining & Marketing - 1.2 %
    67,700      Frontier Oil Corp.                                                                      $       1,845,502
    50,500      Holly Corp.                                                                                     2,192,205
                                                                                                       -------------------
                                                                                                        $       4,037,707
                                                                                                       -------------------
                Oil & Gas Storage & Transporation - 0.2 %
    20,400      Williams Partners LP *                                                                  $         642,600
                                                                                                       -------------------
                Total Energy                                                                            $      24,680,171
                                                                                                       -------------------
                Materials - 2.8 %
                Fertilizers & Agricultural Chemicals - 0.6 %
    54,900      Terra Industries, Inc. *                                                                $       1,950,597
                                                                                                       -------------------
                Steel - 2.2 %
    27,800      AK Steel Holding Corp.                                                                  $       1,512,876
    36,600      Carpenter Technology                                                                            2,048,502
    21,400      Cleveland-Cliffs, Inc.                                                                          2,564,148
    45,000      Steel Dynamics, Inc.                                                                            1,486,800
                                                                                                       -------------------
                                                                                                        $       7,612,326
                                                                                                       -------------------
                Total Materials                                                                         $       9,562,923
                                                                                                       -------------------
                Capital Goods - 13.0 %
                Aerospace & Defense - 2.4 %
     8,600      Alliant Techsystems, Inc. *                                                             $         890,358
    99,200      Cubic Corp.                                                                                     2,820,256
    45,400      Ladish Co., Inc. *                                                                              1,634,400
    54,400      Teledyne Technologies, Inc. *                                                                   2,556,800
                                                                                                       -------------------
                                                                                                        $       7,901,814
                                                                                                       -------------------
                Construction & Engineering - 0.9 %
    67,900      Perini Corp. *                                                                          $       2,460,017
    12,700      Shaw Group, Inc. *                                                                                598,678
                                                                                                       -------------------
                                                                                                        $       3,058,695
                                                                                                       -------------------
                Construction & Farm Machinery & Heavy Trucks - 2.3 %

    35,600      AGCO Corp. *                                                                            $       2,131,728
    67,500      Oshkosh Truck Corp.                                                                             2,448,900
    23,000      The Manitowoc Co., Inc.                                                                           938,400
    53,200      The Toro Co.                                                                                    2,201,948
                                                                                                       -------------------
                                                                                                        $       7,720,976
                                                                                                       -------------------
                Electrical Component & Equipment - 2.9 %
    58,700      Acuity Brands, Inc.                                                                     $       2,521,165
    65,300      Belden CDT, Inc.                                                                                2,306,396
    19,300      General Cable Corp. *                                                                           1,140,051
   152,600      Graftech International, Ltd. *                                                                  2,473,646
    36,100      Regal-Beloit Corp.                                                                              1,322,343
                                                                                                       -------------------
                                                                                                        $       9,763,601
                                                                                                       -------------------
                Industrial Conglomerates - 0.9 %
   375,590      Cardiome Pharma Corp. *                                                                 $       3,154,956
                                                                                                       -------------------
                Industrial Machinery - 3.6 %
    85,800      Applied Power, Inc. *                                                                   $       2,592,018
    60,100      Barnes Group, Inc.                                                                              1,379,295
    63,700      Crane Co.                                                                                       2,570,295
    76,400      Graco, Inc. *                                                                                   2,770,264
    62,400      L.B. Foster Co. *                                                                               2,686,944
                                                                                                       -------------------
                                                                                                        $      11,998,816
                                                                                                       -------------------
                Total Capital Goods                                                                     $      43,598,858
                                                                                                       -------------------
                Commercial Services & Supplies - 5.6 %
                Commercial Printing - 0.2 %
    36,700      Deluxe Corp.                                                                            $         705,007
                                                                                                       -------------------
                Diversified Commerc Services - 1.5 %
    38,200      Corporate Executive BRD Co.                                                             $       1,546,336
    64,400      Geoeye, Inc. *                                                                                  1,673,756
    22,300      The Dun & Bradstreet Corp.                                                                      1,814,774
                                                                                                       -------------------
                                                                                                        $       5,034,866
                                                                                                       -------------------
                Environmental & Facilities Services - 0.6 %
    65,000      Republic Services, Inc.                                                                 $       1,900,600
                                                                                                       -------------------
                Human Resource & Employment Services - 1.3 %
    60,700      Robert Half International, Inc. *                                                       $       1,562,418
   215,300      TrueBlue, Inc. *                                                                                2,893,632
                                                                                                       -------------------
                                                                                                        $       4,456,050
                                                                                                       -------------------
                Office Services & Supplies - 2.0 %
   165,000      American Reprographics Co. *                                                            $       2,448,600
   190,100      Knoll, Inc.                                                                                     2,193,754
    86,400      Miller (Herman), Inc.                                                                           2,122,848
                                                                                                       -------------------
                                                                                                        $       6,765,202
                                                                                                       -------------------
                Total Commercial Services & Supplies                                                    $      18,861,725
                                                                                                       -------------------
                Transportation - 1.8 %
                Air Freight & Couriers - 0.9 %
    52,900      Atlas Air Worldwide Holdings, Inc. *                                                    $       2,909,500
                                                                                                       -------------------
                Trucking - 0.9 %
    94,700      J.B. Hunt Transport Services, Inc. *                                                    $       2,976,421
                                                                                                       -------------------
                Total Transportation                                                                    $       5,885,921
                                                                                                       -------------------
                Consumer Durables & Apparel - 4.9 %

                Apparel, Accessories & Luxury Goods - 0.6 %
    63,800      Fossil, Inc. *                                                                          $       1,948,452
                                                                                                       -------------------
                Footwear - 2.3 %
    59,800      Crocs, Inc. *                                                                           $       1,044,706
    13,500      Deckers Outdoor Corp. *                                                                         1,455,570
   124,700      Iconix Brand Group, Inc. *                                                                      2,163,545
   101,100      Wolverine World Wide, Inc.                                                                      2,932,911
                                                                                                       -------------------
                                                                                                        $       7,596,732
                                                                                                       -------------------
                Home Furnishings - 0.4 %
   129,200      Tempur-Pedic International                                                              $       1,421,200
                                                                                                       -------------------
                Household Appliances - 0.7 %
    44,800      Snap-On Inc.                                                                            $       2,278,080
                                                                                                       -------------------
                Housewares & Specialties - 0.5 %
    44,100      Tupperware Brands Corp.                                                                 $       1,705,788
                                                                                                       -------------------
                Leisure Products - 0.4 %
    35,600      Polaris Industries, Inc. *                                                              $       1,459,956
                                                                                                       -------------------
                Total Consumer Durables & Apparel                                                       $      16,410,208
                                                                                                       -------------------
                Consumer Services - 2.2 %
                Casinos & Gaming - 0.7 %
   131,400      Monarch Casino & Resort, Inc. *                                                         $       2,327,094
                                                                                                       -------------------
                Education Services - 1.0 %
    49,900      DeVry, Inc.                                                                             $       2,087,816
    26,800      ITT Educational Services, Inc. *                                                                1,230,924
                                                                                                       -------------------
                                                                                                        $       3,318,740
                                                                                                       -------------------
                Specialized Consumer Services - 0.5 %
    56,700      Sotheby's Holding, Inc.                                                                 $       1,639,197
                                                                                                       -------------------
                Total Consumer Services                                                                 $       7,285,031
                                                                                                       -------------------
                Media - 2.3 %
                Movies & Entertainment - 0.8 %
    97,300      Marvel Entertainment, Inc. *                                                            $       2,606,667
                                                                                                       -------------------
                Publishing - 1.5 %
    92,200      Interactive Data Corp.                                                                  $       2,624,934
    40,100      Morningstar, Inc. *                                                                             2,460,135
                                                                                                       -------------------
                                                                                                        $       5,085,069
                                                                                                       -------------------
                Total Media                                                                             $       7,691,736
                                                                                                       -------------------
                Retailing - 5.1 %
                Apparel Retail - 2.2 %
    34,300      Abercrombie & Fitch Co.                                                                 $       2,508,702
    92,050      Aeropostale, Inc. *                                                                             2,495,476
    58,200      J. Crew Group, Inc. *                                                                           2,570,694
                                                                                                       -------------------
                                                                                                        $       7,574,872
                                                                                                       -------------------
                Computer & Electronics Retail - 0.7 %
   139,400      Radioshack Corp.                                                                        $       2,265,250
                                                                                                       -------------------
                General Merchandise Stores - 0.9 %
   130,100      Big Lots, Inc. *                                                                        $       2,901,230
                                                                                                       -------------------
                Internet Retail - 1.3 %
    30,300      Blue Nile, Inc. *                                                                       $       1,640,745
    21,900      Priceline.com, Inc. *                                                                           2,646,834
                                                                                                       -------------------
                                                                                                        $       4,287,579
                                                                                                       -------------------

                Total Retailing                                                                         $      17,028,931
                                                                                                       -------------------
                Food, Beverage & Tobacco - 0.6 %
                Soft Drinks - 0.6 %
    61,600      Hansen Natural Corp. *                                                                  $       2,174,480
                                                                                                       -------------------
                Total Food, Beverage & Tobacco                                                          $       2,174,480
                                                                                                       -------------------
                Household & Personal Products - 2.4 %
                Household Products - 0.6 %
    38,100      Church & Dwight Co., Inc.                                                               $       2,066,544
                                                                                                       -------------------
                Personal Products - 1.8 %
    76,000      Bare Escentuals, Inc. *                                                                 $       1,779,920
    33,700      Chattem, Inc. *                                                                                 2,235,658
    84,200      USANA Health Sciences, Inc. *                                                                   1,854,926
                                                                                                       -------------------
                                                                                                        $       5,870,504
                                                                                                       -------------------
                Total Household & Personal Products                                                     $       7,937,048
                                                                                                       -------------------
                Health Care Equipment & Services - 7.6 %
                Health Care Equipment - 1.3 %
    48,000      Kinetic Concepts, Inc. *                                                                $       2,219,040
    85,300      Mentor Corp.                                                                                    2,193,916
                                                                                                       -------------------
                                                                                                        $       4,412,956
                                                                                                       -------------------
                Health Care Facilities - 1.0 %
   276,200      Health Management Associates, Inc. *                                                    $       1,461,098
   162,400      LCA-Vision, Inc.                                                                                2,030,000
                                                                                                       -------------------
                                                                                                        $       3,491,098
                                                                                                       -------------------
                Health Care Services - 2.8 %
    59,200      Amedisys, Inc. *                                                                        $       2,328,928
    45,600      Chemed Corp.                                                                                    1,924,320
    53,600      DaVita, Inc. *                                                                                  2,559,936
    36,700      Pediatrix Medical Group, Inc. *                                                                 2,473,580
                                                                                                       -------------------
                                                                                                        $       9,286,764
                                                                                                       -------------------
                Health Care Supplies - 1.8 %
    54,500      Align Technology, Inc. *                                                                $         605,495
   123,500      Cynosure, Inc. *                                                                                2,630,550
    64,500      West Pharmaceuticals Services, Inc.                                                             2,852,835
                                                                                                       -------------------
                                                                                                        $       6,088,880
                                                                                                       -------------------
                Health Care Technology - 0.7 %
   110,200      IMS Health, Inc.                                                                        $       2,315,302
                                                                                                       -------------------
                Total Health Care Equipment & Services                                                  $      25,595,000
                                                                                                       -------------------
                Pharmaceuticals & Biotechnology - 11.1 %
                Biotechnology - 5.8 %
   203,100      Alkermes, Inc. *                                                                        $       2,412,828
    67,100      BioMarin Pharmaceutical, Inc. *                                                                 2,373,327
   142,800      Cubist Pharmaceuticals, Inc. *                                                                  2,630,376
    59,000      ImClone Systems, Inc. *                                                                         2,502,780
    59,300      Lifecell Corp. *                                                                                2,492,379
    88,900      Martek Biosciences Corp. *                                                                      2,717,673
    19,300      Myriad Genetics, Inc. *                                                                           777,597
    51,300      Omrix Biopharmaceuticals, Inc. *                                                                  718,200
    31,400      United Therapeutics Corp. *                                                                     2,722,380
                                                                                                       -------------------
                                                                                                        $      19,347,540
                                                                                                       -------------------

                Life Sciences Tools & Services - 1.5 %
    91,400      Parexel International Corp. *                                                           $       2,385,540
    44,100      Varian, Inc. *                                                                                  2,554,272
                                                                                                       -------------------
                                                                                                        $       4,939,812
                                                                                                       -------------------
                Pharmaceuticals - 3.8 %
    99,900      Endo Pharmaceuticals Holdings, Inc. *                                                   $       2,391,606
   255,600      Salix Pharmaceuticals, Ltd. *                                                                   1,605,168
   111,300      Sciele Pharma, Inc. *                                                                           2,170,350
   119,200      Sepracor, Inc. *                                                                                2,326,784
   286,900      ViroPharma, Inc. *                                                                              2,564,886
    45,300      Xenoport, Inc. *                                                                                1,833,291
                                                                                                       -------------------
                                                                                                        $      12,892,085
                                                                                                       -------------------
                Total Pharmaceuticals & Biotechnology                                                   $      37,179,437
                                                                                                       -------------------
                Diversified Financials - 2.2 %
                Asset Management & Custody Banks - 1.3 %
    52,700      Federated Investors, Inc. *                                                             $       2,063,732
    77,800      Waddell & Reed Financial, Inc. *                                                                2,499,714
                                                                                                       -------------------
                                                                                                        $       4,563,446
                                                                                                       -------------------
                Investment Banking & Brokerage - 0.9 %
    18,500      GFI Group, Inc.                                                                         $       1,060,050
    93,800      OptionsXpress Holdings, Inc. *                                                                  1,942,598
                                                                                                       -------------------
                                                                                                        $       3,002,648
                                                                                                       -------------------
                Total Diversified Financials                                                            $       7,566,094
                                                                                                       -------------------
                Software & Services - 13.9 %
                Application Software - 6.6 %
    67,300      Ansys, Inc. *                                                                           $       2,323,196
   245,000      Aspen Technology, Inc. *                                                                        3,123,750
   165,000      Cadence Design System, Inc. *                                                                   1,762,200
   224,500      Epicor Software Corp. *                                                                         2,514,400
    37,900      MicroStrategy, Inc. *                                                                           2,804,221
    92,800      Net 1 UEPS Technologies, Inc. *                                                                 2,092,640
   173,400      Quest Software, Inc. *                                                                          2,266,338
    69,400      SPSS, Inc. *                                                                                    2,691,332
   109,500      Synopsys, Inc. *                                                                                2,486,745
                                                                                                       -------------------
                                                                                                        $      22,064,822
                                                                                                       -------------------
                Internet Software & Services - 3.2 %
   358,400      Chordiant Software, Inc. *                                                              $       2,161,152
    84,200      Digital River, Inc. *                                                                           2,607,674
   189,200      DivX, Inc. *                                                                                    1,324,400
   126,400      J2 Global Communications, Inc. *                                                                2,821,248
   148,800      Loopnet, Inc. *                                                                                 1,889,760
                                                                                                       -------------------
                                                                                                        $      10,804,234
                                                                                                       -------------------
                Systems Software - 4.1 %
   191,400      Commvault Systems *                                                                     $       2,373,360
   291,300      Falconstor Software, Inc. *                                                                     2,216,793
   114,500      Macrovision Corp. *                                                                             1,545,750
    78,000      McAfee, Inc. *                                                                                  2,581,020
   397,800      Novell, Inc. *                                                                                  2,502,162
    88,000      Progress Software Corp. *                                                                       2,632,960
                                                                                                       -------------------

                                                                                                        $      13,852,045
                                                                                                       -------------------
                Total Software & Services                                                               $      46,721,101
                                                                                                       -------------------
                Technology Hardware & Equipment - 7.0 %
                Communications Equipment - 4.1 %
    30,300      Blue Coat Systems, Inc. *                                                               $         667,812
    60,300      CommScope, Inc. *                                                                               2,100,249
    59,500      Comtech Telecommunications *                                                                    2,320,500
    97,400      F5 Networks, Inc. *                                                                             1,769,758
   277,400      Harmonic, Inc. *                                                                                2,108,240
   154,100      Interdigital Inc. *                                                                             3,052,721
   100,800      NETGEAR, Inc. *                                                                                 2,010,960
                                                                                                       -------------------
                                                                                                        $      14,030,240
                                                                                                       -------------------
                Computer Hardware - 0.5 %
    72,800      Teradata Corp. *                                                                        $       1,605,968
                                                                                                       -------------------
                Computer Storage & Peripherals - 1.3 %
   166,000      Qlogic Corp. *                                                                          $       2,548,100
    73,900      Synaptics, Inc. *                                                                               1,764,732
                                                                                                       -------------------
                                                                                                        $       4,312,832
                                                                                                       -------------------
                Electronic Equipment & Instruments - 0.6 %
    79,200      National Instruments Corp.                                                              $       2,070,288
                                                                                                       -------------------
                Electronic Manufacturing Services - 0.5 %
   177,700      Jabil Circuit, Inc.                                                                     $       1,681,042
                                                                                                       -------------------
                Total Technology Hardware & Equipment                                                   $      23,700,370
                                                                                                       -------------------
                Semiconductors - 3.4 %
                Semiconductor Equipment - 1.7 %
   189,100      Advanced Energy Industries, Inc. *                                                      $       2,507,466
    93,100      MKS Instruments, Inc. *                                                                         1,992,340
    42,100      Varian Semiconductor Equipment Associates, Inc. *                                               1,185,115
                                                                                                       -------------------
                                                                                                        $       5,684,921
                                                                                                       -------------------
                Semiconductors - 1.7 %
   194,700      Omnivision Technologies *                                                               $       3,274,854
   293,900      SGC Holding Corp. *                                                                             1,669,352
   145,700      Trident Microsystems, Inc. *                                                                      750,355
                                                                                                       -------------------
                                                                                                        $       5,694,561
                                                                                                       -------------------
                Total Semiconductors                                                                    $      11,379,482
                                                                                                       -------------------
                Telecommunication Services - 0.7 %
                Alternative Carriers - 0.7 %
   154,400      Time Warner Telecommunications *                                                        $       2,391,656
                                                                                                       -------------------
                Total Telecommunication Services                                                        $       2,391,656
                                                                                                       -------------------
                TOTAL COMMON STOCKS
Principal       (Cost  $354,985,923)                                                                    $     315,650,172
---------                                                                                              -------------------
 Amount
 ------
                TEMPORARY CASH INVESTMENTS - 5.8%
                Repurchase Agreements - 5.8 %
$9,800,000      Barclays Plc, 2.75%, dated 3/31/08, repurchase price of
                $9,800,000 plus accrued interest on 4/1/08
                collateralized by the following:

                $3,605,463 Federal National Mortgage Association, 5.5 - 6.5%, 2/1/23 - 1/1/48

                $7,327,141 Federal National Mortgage Association (ARM), 4.44 - 7.029 %, 1/1/34 -
                9/1/37
                $1,214,023 Federal Home Loan Mortgage Corp., 4.182 - 4.728%, 12/1/34 - 6/1/35
                $732,796 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37                                 $       9,800,000

                JP MORGAN CHASE & CO 2.65%, 4/2/08
 9,800,000      JP Morgan Chase & Co., 2.5%, dated 3/31/08, repurchase price of $9,800,000 plus accrued interest on 4/1/08 collateralized by the following:

                $12,650,334 Federal National Mortgage Association, 5.0% - 10.0%, 10/1/14 - 3/1/38               9,800,000
                                                                                                       -------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost  $19,600,000)                                                                     $      19,600,000
                                                                                                       -------------------

                TOTAL INVESTMENT IN SECURITIES
                (Cost  $374,585,923)                                                                    $     335,250,172
                                                                                                       -------------------

                OTHER ASSETS AND LIABILITIES                                                            $       1,046,901
                                                                                                       -------------------

                TOTAL NET ASSETS                                                                        $     336,297,073
                                                                                                       -------------------

         *      Non-income producing security.

       (a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $374,585,923 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                                                $   50,838,685

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                                                   (90,174,436)
                                                                                                       -------------------

                Net unrealized loss                                                                      $  (39,335,751)
                                                                                                       -------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                 Investments   Other Financial
                                                                                in Securities  Instruments*
--------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                          315,650,172
--------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                     19,600,000
--------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                  -
--------------------------------------------------------------------------------------------------------------

Total                                                                            335,250,172                 -
--------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.


                           Pioneer Growth Leaders Fund
                       SCHEDULE OF INVESTMENTS 03/31/2008

Shares                                                                                                      Value
------                                                                                                      -----

                    COMMON STOCKS - 99.1 %
                    Energy - 5.3 %
                    Integrated Oil & Gas - 4.8 %
    15,400          Chevron Corp.                                                                  $              1,314,544
     2,000          Exxon Mobil Corp.                                                                               169,160
                                                                                                   ------------------------
                                                                                                   $              1,483,704
                                                                                                   ------------------------
                    Oil & Gas Equipment And Services - 0.5 %
     1,600          Schlumberger, Ltd.                                                             $                139,200
                                                                                                   ------------------------
                    Total Energy                                                                   $              1,622,904
                                                                                                   ------------------------
                    Capital Goods - 9.2 %
                    Aerospace & Defense - 1.5 %
     7,000          United Technologies Corp.                                                      $                481,740
                                                                                                   ------------------------
                    Industrial Conglomerates - 7.7 %
    12,200          3M Co.                                                                         $                965,630
    38,000          General Electric Co.                                                                          1,406,380
                                                                                                   ------------------------
                                                                                                   $              2,372,010
                                                                                                   ------------------------
                    Total Capital Goods                                                            $              2,853,750
                                                                                                   ------------------------
                    Transportation - 9.2 %
                    Air Freight & Couriers - 6.3 %
    34,000          Expeditors International of Washington, Inc.                                   $              1,536,120
     5,500          United Parcel Service, Inc.                                                                     401,610
                                                                                                   ------------------------
                                                                                                   $              1,937,730
                                                                                                   ------------------------
                    Railroads - 2.9 %
    18,800          Canadian National Railway Co.                                                  $                908,416
                                                                                                   ------------------------
                    Total Transportation                                                           $              2,846,146
                                                                                                   ------------------------
                    Consumer Durables & Apparel - 1.2 %
                    Apparel, Accessories & Luxury Goods - 1.2 %
    12,000          Coach, Inc. *                                                                  $                361,800
                                                                                                   ------------------------
                    Total Consumer Durables & Apparel                                              $                361,800
                                                                                                   ------------------------
                    Media - 3.7 %
                    Advertising - 3.7 %
    26,000          Omnicom Group, Inc.                                                            $              1,148,680
                                                                                                   ------------------------
                    Total Media                                                                    $              1,148,680
                                                                                                   ------------------------
                    Retailing - 5.4 %

                    Automotive Retail - 2.0 %
    22,000          O'Reilly Automotive, Inc. *                                                    $                627,440
                                                                                                   ------------------------
                    General Merchandise Stores - 3.4 %
    20,500          Target Corp.                                                                   $              1,038,940
                                                                                                   ------------------------
                    Total Retailing                                                                $              1,666,380
                                                                                                   ------------------------
                    Food & Drug Retailing - 4.9 %
                    Drug Retail - 3.7 %
    30,000          Walgreen Co.                                                                   $              1,142,700
                                                                                                   ------------------------
                    Food Distributors - 1.2 %
    12,500          Sysco Corp.                                                                    $                362,750
                                                                                                   ------------------------
                    Total Food & Drug Retailing                                                    $              1,505,450
                                                                                                   ------------------------
                    Food Beverage & Tobacco - 3.5 %
                    Soft Drinks - 3.5 %
    15,000          PepsiCo, Inc.                                                                  $              1,083,000
                                                                                                   ------------------------
                    Total Food Beverage & Tobacco                                                  $              1,083,000
                                                                                                   ------------------------
                    Household & Personal Products - 3.1 %
                    Household Products - 3.1 %
    17,000          Clorox Co.                                                                     $                962,880
                                                                                                   ------------------------
                    Total Household & Personal Products                                            $                962,880
                                                                                                   ------------------------
                    Health Care Equipment & Services - 6.7 %
                    Health Care Equipment - 3.9 %
    24,800          Medtronic, Inc. *                                                              $              1,199,576
                                                                                                   ------------------------
                    Health Care Services - 2.8 %
    19,656          Medco Health Solutions, Inc. *                                                 $                860,736
                                                                                                   ------------------------
                    Total Health Care Equipment & Services                                         $              2,060,312
                                                                                                   ------------------------
                    Pharmaceuticals & Biotechnology - 7.3 %
                    Life Sciences Tools & Services - 4.4 %
    20,000          Techne Corp. *                                                                 $              1,347,200
                                                                                                   ------------------------
                    Pharmaceuticals - 2.9 %
    14,000          Johnson & Johnson                                                              $                908,180
                                                                                                   ------------------------
                    Total Pharmaceuticals & Biotechnology                                          $              2,255,380
                                                                                                   ------------------------
                    Diversified Financials - 12.3 %
                    Asset Management & Custody Banks - 12.3 %
    13,000          Northern Trust Corp.                                                           $                864,110
    22,500          State Street Corp.                                                                            1,777,500
    23,000          T. Rowe Price Associates, Inc.                                                                1,150,000
                                                                                                   ------------------------
                                                                                                   $              3,791,610
                                                                                                   ------------------------
                    Total Diversified Financials                                                   $              3,791,610
                                                                                                   ------------------------
                    Software & Services - 13.1 %

                    Application Software - 4.0 %
    35,000          Adobe Systems, Inc. *                                                          $              1,245,650
                                                                                                   ------------------------
                    Data Processing & Outsourced Services - 3.5 %
    51,000          *CA Western Union Co.                                                          $              1,084,770
                                                                                                   ------------------------
                    IT Consulting & Other Services - 0.8 %
     7,000          Accenture, Ltd.                                                                $                246,190
                                                                                                   ------------------------
                    Systems Software - 4.8 %
    52,000          Microsoft Corp.                                                                $              1,475,760
                                                                                                   ------------------------
                    Total Software & Services                                                      $              4,052,370
                                                                                                   ------------------------
                    Technology Hardware & Equipment - 4.0 %
                    Communications Equipment - 4.0 %
    51,000          Cisco Systems, Inc. *                                                          $              1,228,590
                                                                                                   ------------------------
                    Total Technology Hardware & Equipment                                          $              1,228,590
                                                                                                   ------------------------
                    Semiconductors - 10.3 %
                    Semiconductors - 10.3 %
    55,500          Intel Corp.                                                                    $              1,175,490
    25,000          Linear Technology Corp.                                                                         767,250
    38,000          Microchip Technology, Inc.                                                                    1,243,740
                                                                                                   ------------------------
                                                                                                   $              3,186,480
                                                                                                   ------------------------
                    Total Semiconductors                                                           $              3,186,480
                                                                                                   ------------------------
                    TOTAL COMMON STOCKS
                                                                                                   ------------------------
                    (Cost  $16,064,432)                                                            $             30,625,732
                                                                                                   ------------------------
                    TEMPORARY CASH INVESTMENTS - 0.4 %
                    Repurchase Agreement - 0.4 %
   120,000          Barclays Plc, 2.75%, dated 3/31/08, repurchase price
                    of $120,000 plus accrued interest on 4/1/08 collateralized by the following:

                    $44,149 Federal National Mortgage Association, 5.5
                    - 6.5%, 2/1/23 - 1/1/48
                    $89,720 Federal National Mortgage Association (ARM), 4.44
                    - 7.029 %, 1/1/34 - 9/1/37
                    $14,866 Federal Home Loan Mortgage Corp., 4.182 - 4.728%,
                    12/1/34 - 6/1/35
                    $8,973 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37                          $                120,000
                                                                                                   ------------------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost  $120,000)                                                               $                120,000
                                                                                                   ------------------------
                    TOTAL INVESTMENT IN SECURITIES - 99.5%
                    (Cost  $16,184,432) (a)                                                        $             30,745,732
                                                                                                   ------------------------
                    OTHER ASSETS AND LIABILITIES - 0.5%                                            $                163,703
                                                                                                   ------------------------
                    TOTAL NET ASSETS - 100.0%                                                      $             30,909,435
                                                                                                   ------------------------

         *          Non-income producing security.

       (a)          At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $16,184,432 was as follows:

                    Aggregate gross unrealized gain for all investments in which there is          $
                    an excess of value over tax cost                                                             14,828,966

                    Aggregate gross unrealized loss for all investments in which there is
                    an excess of tax cost over value                                                               (267,666)
                                                                                                   ------------------------

                    Net unrealized gain                                                            $             14,561,300
                                                                                                   ------------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                          Investments in     Other Financial
                                                                                            Securities       Instruments*
----------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                     30,625,732
----------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                                  120,000
----------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                            -
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                       30,745,732                     -
----------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.

                            Pioneer AmPac Growth Fund
                         Schedule of Investments 3/31/08

Shares                                                                                                  Value
------                                                                                                  -----

              COMMON STOCKS - 99.2 %
              Energy - 6.3 %
              Integrated Oil & Gas - 6.3 %
   8,400      Chevron Corp.                                                                       $         717,024
   5,600      Exxon Mobil Corp.                                                                             473,648
                                                                                                  -----------------
                                                                                                  $       1,190,672
                                                                                                  -----------------
              Total Energy                                                                        $       1,190,672
                                                                                                  -----------------
              Capital Goods - 13.1 %
              Electrical Component & Equipment - 4.6 %
  17,000      Emerson Electric Co.                                                                $         874,820
                                                                                                  -----------------
              Industrial Conglomerates - 8.5 %
   9,000      3M Co.                                                                              $         712,350
  24,000      General Electric Co.                                                                          888,240
                                                                                                  -----------------
                                                                                                  $       1,600,590
                                                                                                  -----------------
              Total Capital Goods                                                                 $       2,475,410
                                                                                                  -----------------
              Transportation - 4.9 %
              Air Freight & Couriers - 4.9 %
  13,000      Expeditors International of Washington, Inc.                                        $         587,340
   4,500      United Parcel Service                                                                         328,590
                                                                                                  -----------------
                                                                                                  $         915,930
                                                                                                  -----------------
              Total Transportation                                                                $         915,930
                                                                                                  -----------------
              Consumer Durables & Apparel - 7.1 %
              Apparel, Accessories & Luxury Goods - 2.7 %
  17,000      Coach, Inc. *                                                                       $         512,550
                                                                                                  -----------------
              Footwear - 4.4 %
  12,000      Nike, Inc.                                                                          $         816,000
                                                                                                  -----------------
              Total Consumer Durables & Apparel                                                   $       1,328,550
                                                                                                  -----------------
              Media - 3.8 %
              Advertising - 3.8 %
  12,000      WPP Group Plc                                                                       $         715,680
                                                                                                  -----------------
              Total Media                                                                         $         715,680
                                                                                                  -----------------
              Retailing - 2.4 %
              General Merchandise Stores - 2.4 %
   9,000      Target Corp.                                                                        $         456,120
                                                                                                  -----------------
              Total Retailing                                                                     $         456,120
                                                                                                  -----------------
              Food, Beverage & Tobacco - 6.0 %
              Packaged Foods & Meats - 3.1 %
   9,500      William Wrigley Jr., Co.                                                            $         596,980
                                                                                                  -----------------
              Soft Drinks - 2.9 %
   7,500      PepsiCo, Inc.                                                                       $         541,500
                                                                                                  -----------------
              Total Food, Beverage & Tobacco                                                      $       1,138,480
                                                                                                  -----------------
              Household & Personal Products - 3.7 %
              Household Products - 3.7 %
   9,000      Colgate-Palmolive Co.                                                               $         701,190
                                                                                                  -----------------

              Total Household & Personal Products                                                 $         701,190
              Health Care Equipment & Services - 8.7 %
              Health Care Equipment - 8.7 %
  16,500      Medtronic, Inc. *                                                                   $         798,105
  13,000      Stryker Corp.                                                                                 845,650
                                                                                                  -----------------
                                                                                                  $       1,643,755
                                                                                                  -----------------
              Total Health Care Equipment & Services                                              $       1,643,755
                                                                                                  -----------------
              Pharmaceuticals & Biotechnology - 3.4 %
              Pharmaceuticals - 3.4 %
  10,000      Johnson & Johnson                                                                   $         648,700
                                                                                                  -----------------
              Total Pharmaceuticals & Biotechnology                                               $         648,700
                                                                                                  -----------------
              Diversified Financials - 9.3 %
              Asset Management & Custody Banks - 9.3 %
  11,500      State Street Corp.                                                                  $         908,500
  16,800      T. Rowe Price Associates, Inc.                                                                840,000
                                                                                                  -----------------
                                                                                                  $       1,748,500
                                                                                                  -----------------
              Total Diversified Financials                                                        $       1,748,500
                                                                                                  -----------------
              Software & Services - 7.8 %
              Application Software - 3.4 %
  18,000      Adobe Systems, Inc. *                                                               $         640,620
                                                                                                  -----------------
              Systems Software - 4.4 %
  29,000      Microsoft Corp.                                                                     $         823,020
                                                                                                  -----------------
              Total Software & Services                                                           $       1,463,640
                                                                                                  -----------------
              Technology Hardware & Equipment - 13.2 %
              Communications Equipment - 4.1 %
  32,000      Cisco Systems, Inc. *                                                               $         770,880
                                                                                                  -----------------
              Computer Hardware - 2.4 %
   4,000      IBM Corp. *                                                                         $         460,560
                                                                                                  -----------------
              Computer Storage & Peripherals - 2.6 %
  33,500      EMC Corp. *                                                                         $         480,390
                                                                                                  -----------------
              Electronic Equipment & Instruments - 4.1 %
  10,000      National Instruments Corp.                                                          $         261,400
  18,000      Trimble Navigation, Ltd. *                                                                    514,620
                                                                                                  -----------------
                                                                                                  $         776,020
                                                                                                  -----------------
              Total Technology Hardware & Equipment                                               $       2,487,850
                                                                                                  -----------------
              Semiconductors - 9.4 %
  29,500      Intel Corp.                                                                         $         624,810
  12,000      Linear Technology Corp.                                                                       368,280
  24,000      Microchip Technology                                                                          785,520
                                                                                                  -----------------
                                                                                                  $       1,778,610
                                                                                                  -----------------
              Total Semiconductors                                                                $       1,778,610
                                                                                                  -----------------
              TOTAL COMMON STOCKS
              (Cost  $13,922,502)                                                                 $      18,693,087
                                                                                                  -----------------
Princpal
Amount
-------
              TEMPORARY CASH INVESTMENT - 0.6 %
              Repurchase Agreement - 0.6 %
$120,000      Barclays Plc, 2.75%, dated 3/31/08, repurchase
              price of $120,000 plus accrued interest on 4/1/08
              collateralized by the following:

              $44,149 Federal National Mortgage Association, 5.5 -
              6.5%, 2/1/23 - 1/1/48
              $89,720 Federal National Mortgage Association (ARM),
              4.44 - 7.029%, 1/1/34 - 9/1/37
              $14,865 Federal Home Loan Mortgage Corp., 4.182 -
              4.728%, 12/1/34 - 6/1/35
              $8,973 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37                               $         120,000
                                                                                                  -----------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost  $120,000)                                                                    $         120,000
                                                                                                  -----------------
              TOTAL INVESTMENT IN SECURITIES - 99.8%
              (Cost  $14,042,502)                                                                 $      18,813,087
                                                                                                  -----------------

              OTHER ASSETS AND LIABILITIES - 0.2%                                                 $          26,765
                                                                                                  -----------------

              TOTAL NET ASSETS - 100.0%                                                           $      18,839,852
                                                                                                  -----------------

           *  Non-income producing security

         (a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $14,042,502 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                                            $      5,233,342

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                                                   (462,757)
                                                                                                  -----------------
              Net unrealized gain                                                                  $      4,770,585
                                                                                                  -----------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                               Investments in    Other Financial
                                                                                                  Securities     Instruments*
--------------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                           18,693,087
--------------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                                        120,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             18,813,087
--------------------------------------------------------------------------------------------------------------------------------


          Pioneer AMT-Free CA Municipal Fund
          Schedule of Investments  3/31/08 (unaudited)
Principal
Amount                                                               Value

          MUNICIPAL BONDS - 98.6%
          Government - 98.6 %
          Government - 8.2 %
3,000,000 California State, 4.25%, 8/1/33                       $ 2,631,690
1,500,000 California State, 4.75%, 4/1/29                         1,438,410
5,000,000 Long Beach California Finance Authority, 5.5%, 11/15/3  4,484,200
                                                                $ 8,554,300
          Municipal  Airport - 2.1 %
2,500,000 San Francisco California City & County Airports , 4.5%$ 2,201,775
          Municipal  Development - 19.6 %
3,500,000 Alameda County California Redevelopment Agency, 4.375%$ 3,144,435 5,000,000 Anaheim California Public Financing Authority Lease, 4 4,232,550 2,500,000 Inglewood California Redevelopment Agency Tax Allocati 2,301,275 3,815,000 Pittsburg California Redevelopment Agency, 4.25%, 9/1/ 3,280,824
5,000,000 Rancho Mirage California Joint Power, 5.0%, 7/1/47      4,412,950
3,000,000 Rialto California Redevelopment Agency Tax Allocation,  3,128,040
                                                                $20,500,074
          Municipal  Facilities - 4.8 %
2,100,000 Fresno Joint Powers Financing Authority Lease Revenue,$ 2,033,220 3,000,000 Los Angeles County California Certificates of Particip 2,955,780
                                                                $ 4,989,000
          Municipal  General - 7.3 %
4,000,000 California Statewide, 5.75%, 7/1/47                   $ 3,999,880
4,000,000 California Statewide Communities Development Authority  3,663,200
                                                                $ 7,663,080
          Municipal  Higher Education - 2.2 %
2,000,000 California State University Fresno Association, Inc., $ 2,267,260
          Municipal  Housing - 3.5 %
4,000,000 California State Department of Veteran Affairs, 4.75%,$ 3,654,960
          Municipal  Medical - 9.1 %
4,000,000 California Health Facilities Financing Authority, 5.0%$ 3,654,440 3,500,000 Duarte California Certificates of Participation, 5.25% 3,395,455 2,500,000 San Bernardino County California Certificates of Parti 2,501,125
                                                                $ 9,551,020
          Municipal  School District - 13.8 %
5,000,000 California Municipal Finance Authority, 5.25%, 2/1/37 $ 4,299,650 2,500,000 Los Angeles California University School District, 4.2 2,235,550 1,885,000 Oakland California University School District, 4.375%, 1,685,699
1,600,000 Oxnard California School District, 4.375% 8/1/33        1,412,528
2,180,000 Pomona Unified School District, 6.55%, 8/1/29           2,424,138
2,500,000 Sacramento City Unified School District, 4.75%, 7/1/29  2,424,950
                                                                $14,482,515
          Municipal Tobacco - 7.5 %
2,500,000 Golden State Tobacco Securitization, 6.75%, 6/1/39    $ 2,898,125
1,500,000 Golden State Tobacco Securitization, 7.9%, 6/1/42       1,815,600
2,095,000 Redding California Redevelopment, 4.5%, 9/1/26          1,819,151
1,500,000 Redding California Redevelopment, 5.0%, 9/1/36          1,311,240
                                                                $ 7,844,116
          Municipal Transportation - 7.8 %
4,000,000 Alameda Corridor Transportation Authority, 4.75%, 10/1$ 3,962,480 5,000,000 San Joaquin Hills Transportation Corridor Agency, 5.0% 4,250,900
                                                                $ 8,213,380
          Municipal Utilities - 6.2 %
3,000,000 Modesto California Wastewater Revenue, 4.25%, 11/1/36 $ 2,578,950
4,000,000 Sacramento County California, 5.0%, 12/1/36             3,951,680
                                                                $ 6,530,630
          Municipal Water - 6.5 %
2,645,000 Capistrano Beach CA Water District, 4.75%, 12/1/28    $ 2,498,361
1,475,000 Capistrano Beach CA Water District, 4.75%, 12/1/28      1,393,226
1,200,000 Los Angeles Department of Water & Power , 4.25%, 10/15  1,055,544
2,000,000 Madera California Public, 4.375%, 3/1/31                1,809,020
                                                                $ 6,756,151
          TOTAL MUNICIPAL BONDS
          (Cost  $106,219,615)                                  $103,208,261

          TOTAL INVESTMENT IN SECURITIES - 98.6%
          (Cost  $106,219,615) (a)                              $103,208,261

          OTHER ASSETS AND LIABILITIES - 1.4%                   $ 1,490,460

          TOTAL NET ASSETS - 100.0%                             $104,698,721

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $106,219,615 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $4,197,540

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value              (7,208,894)

          Net unrealized loss                                   $(3,011,354)


          FAS 157 Footnote Disclosures

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investments in Securities
Level 1 - Quoted Prices                                       103,208,261
Level 2 - Other Significant Observable Inputs                 0
Level 3 - Significant Unobservable Inputs                     0
Total                                                         103,208,261


           Pioneer AMT-Free Municipal Fund (RIC-US)
           Schedule of Investments  3/31/08 (unaudited)
Principal
Amount ($)                                                            Value

           MUNICIPAL BONDS - 97.6 %
           Alabama - 1.5 %
5,000,000  Alabama Drinking Water Finance Authority, 4.0%, 8/15/2$ 4,251,400
3,000,000  Birmingham Alabama Waterworks & Sewer, 4.375%, 1/1/32   2,700,360
                                                                 $ 6,951,760
           Arizona - 2.4 %
6,300,000 Arizona Board Regents Certificates Partnership, 4.0%, $ 5,289,165 7,155,000 Maricopa County Arizona High School District, 3.5%, 7/ 5,960,401
                                                                 $ 11,249,566
           California - 20.9 %
8,000,000  California Infrastructure & Economic Development, 5.0%$ 8,274,720
2,000,000  California Municipal Financing Agency 5.25%, 2/1/37     1,719,860
9,325,000  California State Department of Veteran Affairs, 4.75%,  8,520,626
16,000,000 California State, 4.25%, 8/1/33                         14,035,680
7,000,000  California State, 5.0%, 2/1/32                          6,884,640
6,000,000  California Statewide, 5.75%, 7/1/47                     5,999,820
6,000,000 California Statewide Communities Development Authority 5,494,800 10,000,000 Long Beach California Finance Authority, 5.5%, 11/15/3 8,968,400 3,000,000 Los Angeles County Sanitation Districts Financing Auth 2,674,500
1,680,000  Madera California Public, 4.375%, 3/1/31                1,519,577
3,550,000  Northern California Power Agency, 5.0%, 7/1/09          3,611,025
25,000,000 San Joaquin Hills Transportation Corridor Agency, 5.0% 21,254,500 10,865,000 San Jose California Redevelopment Agency Tax, 4.9%, 8/ 10,393,459
                                                                 $ 99,351,607
           Colorado - 3.0 %
6,555,000  Colorado Springs Colorado Hospital Revenue, 6.375%, 12$ 6,759,713
8,220,000  Colorado Water & Power Development Authority, 4.375%,   7,268,699
                                                                 $ 14,028,412
           District of Columbia - 1.4 %
8,000,000  District of Columbia, 4.25%, 6/1/37                   $ 6,759,280
                                                                 $ 6,759,280
           Florida - 5.4 %
1,000,000  Brevard County Florida Health, 5.0%, 4/1/34           $   911,980
1,000,000  Broward County Florida Education, 5.0%, 4/1/36            985,180
8,000,000  Escambia County Florida Health Facilities, 5.25%, 11/1  7,999,520
1,000,000  Flagler County Florida Capital Improvement Revenue, 5.    982,400
1,000,000  Florida State Department Children and Families Certifi    998,840
1,000,000  Hillsborough County Florida, 5.25%, 10/1/24               995,630
1,000,000  Lee County Transportation Facilities Revenue, 5.0%, 10    930,870
1,060,000  Miami-Dade County Florida Facilities, 5.75%, 4/1/13     1,140,995
795,000    Orange County Health Facilities, 5.0%, 1/1/16             875,637
230,000    Orange County Health Facilities, 5.0%, 1/1/16             249,706
1,000,000  Polk County Florida Public Facilities Revenue, 5.0%, 1    994,210
7,500,000  Tallahassee Florida Health, 6.375%, 12/1/30             7,556,550
1,000,000  Village Center Community Development Florida, 5.0%, 11    986,310
                                                                 $ 25,607,828
           Georgia - 0.9 %
435,000    Main Street Natural Gas, Inc., Georgia, 5.5%, 9/15/28 $ 4,459,200
                                                                 $ 4,459,200
           Illinois - 7.7 %
9,000,000  Chicago Illinois, 5.5%, 1/1/35                        $ 9,085,950
10,000,000 Illinois Educational Facilities Authority, 6.25%, 5/1/  11,347,900
10,000,000 Metropolitan Pier & Expo, 5.25%, 6/15/42                10,044,800
5,000,000  Metropolitan Pier & Expo, 7.0%, 7/1/26                  6,155,900
                                                                 $ 36,634,550
           Indiana - 5.3 %
5,000,000 Indiana Health & Educational Facility Authority, 4.75%$ 4,312,700 19,000,000 Indianapolis State Development Finance Authority, 5.6% 18,502,960
2,500,000  St. Joseph County Indiana Authority, 4.5%, 8/15/18      2,506,600
                                                                 $ 25,322,260
           Kentucky - 0.1 %
435,000    Kentucky Economic Development Finance, 6.625%, 10/1/28$   459,042
                                                                 $   459,042
           Lousiana - 0.9 %
5,000,000  Louisiana State Gas & Fuels, 4.5%, 5/1/41             $ 4,416,250
                                                                 $ 4,416,250
           Massachusetts - 5.2 %
20,000,000 Massachusetts State Housing Finance Agency, 5.4%, 12/1$ 20,636,000
5,000,000  Massachusetts State Water Authority, 4.0%, 8/1/46       3,980,800
                                                                 $ 24,616,800
           Maryland - 1.1 %
3,400,000  Baltimore Maryland Project Revenue, 5.0%, 7/1/24      $ 3,505,094
1,865,000  Baltimore Maryland Project Revenue, 5.0%, 7/1/24        1,898,178
                                                                 $ 5,403,272
           Michigan - 1.1 %
5,000,000  Michigan State Hospital Finance Authority, 5.5%, 11/15$ 5,028,700
                                                                 $ 5,028,700
           Minnesota - 1.2 %
5,000,000  Minnesota Health Care Revenue, 5.75%, 11/15/32        $ 5,580,700
                                                                 $ 5,580,700
           Montana - 0.6 %
2,785,000  Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/3$ 2,732,726
                                                                 $ 2,732,726
           North Carolina - 2.7 %
12,000,000 North Carolina Eastern Municipal Power, 6.0%, 1/1/22  $ 12,835,920
                                                                 $ 12,835,920
           North Dakota - 0.7 %
3,000,000  Grand Forks North Dakota Health Care Systems, 7.125%, $ 3,341,820
                                                                 $ 3,341,820
           New York - 6.6 %
3,820,000  Metropolitan Transportation Authority New York, 4.75%,$ 4,178,736
10,000,000 New York City Municipal Finance Water & Sewer Systems   8,694,300
5,500,000  New York State Dormitory Authority Revenue, 5.25%, 5/1  6,014,690
1,425,000  New York State Dormitory Authority Revenue, 7.5%, 5/15  1,537,162
1,710,000  New York State Dormitory Authority Revenue, 7.5%, 5/15  1,886,369
5,250,000  New York State Dormitory Authority Revenue, 7.5%, 5/15  6,300,263
1,000,000  New York State Urban Development Corp., 5.125%, 7/1/21  1,031,730
1,500,000  Port Authority of NY & NJ, Ninety Third Series, 6.125%  1,657,290
                                                                 $ 31,300,540
           Oklahoma - 1.3 %
5,590,000  McGee Creek Authority Water Revenue, 6.0%, 1/1/23     $ 6,307,029
                                                                 $ 6,307,029
           Pennsylvania - 4.8 %
10,000,000 Lehigh County Pennsylvania Industrial Development Auth$ 9,578,500
5,000,000  Pennsylvania State Higher Education, 6.0%, 1/15/31      5,278,700
6,000,000  Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37        5,304,600
3,000,000  Southeastern Pennsylvania Transportation Authority, 4.  2,828,970
                                                                 $ 22,990,770
           Puerto Rico - 1.0 %
5,000,000  Puerto Rico Sales Tax Financing, 5.25%, 8/1/57        $ 4,637,250
                                                                 $ 4,637,250
           South Carolina - 6.1 %
1,000,000  Dorchester, South Carolina County School District, 5.2$   941,960
15,000,000 Piedmont Municipal Power Agency, 5.25%, 1/1/21          15,002,550
5,000,000  Scago Educational Facilities Corp. For School Project,  4,423,150
7,500,000  South Carolina Jobs Economic Development Authority, 7.  8,576,100
                                                                 $ 28,943,760
           Tennessee - 1.9 %
10,000,000 Sumner Coutny Tennessee Health Educational, 5.5%, 11/1$ 8,853,400
                                                                 $ 8,853,400
           Texas - 3.2 %
4,475,000 Crowley Texas Independent School District, 3.5%, 8/1/3$ 3,353,431 7,500,000 Houston, Texas Indpendent School District, 4.25%, 2/15 6,937,875
5,000,000  San Antonio Texas Electricity & Gas, Series A, 4.5%, 2  5,000,900
                                                                 $ 15,292,206
           Virginia - 1.6 %
2,500,000  Loudoun County Virginia Sanitation Authority, 4.75%, 1$ 2,433,675
3,085,000  Virginia State Public School Revenue, 4.75%, 8/1/26     3,093,175
2,235,000  Virginia State Public School Revenue, 4.75%, 8/1/27     2,238,487
                                                                 $ 7,765,337
           Washington - 5.4 %
5,755,000 Centralia Washington Electric Revenue, 4.25%, 12/1/26 $ 5,228,302 4,000,000 King County Washington Public Hospital, 5.25%, 12/1/37 3,911,440
2,987,000  Seattle, Washington Housing Authority, 6.6%, 8/20/38    3,008,984
6,290,000  Vancouver Washington Housing Authority 5.65%, 3/1/31    5,795,858
7,750,000  Washington State, 4.5%, 7/1/23                          7,690,403
                                                                 $ 25,634,987
           West Virginia - 3.5 %
12,055,000 West Virginia State Hospital Finance Authority, 6.75%,$ 13,321,256 2,945,000 West Virginia State Hospital Finance Authority, 6.75%, 3,254,343
                                                                 $ 16,575,599
           TOTAL MUNICIPAL BONDS
           (Cost  $455,763,664)                                  $ 463,080,571

           TOTAL INVESTMENT IN SECURITIES - 97.6%
           (Cost  $455,763,664)                                  $ 463,080,571

           OTHER ASSETS AND LIABILITIES - 2.4%                   $ 11,260,943

           TOTAL NET ASSETS - 100.0%                             $ 474,341,514

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $455,763,664 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $ 11,714,446

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (4,397,539)

           Net unrealized gain                                   $ 7,316,907

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments  Other Financial
						in Securities    Instruments
Level 1 - Quoted Prices                          463,080,571        0
Level 2 - Other Significant Observable Inputs              0        0
Level 3 - Significant Unobservable Inputs                  0        0
Total                                            463,080,571        0




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.